Intangible Assets	12 Months Ended
Dec. 31, 2019
Disclosure of intangible assets and goodwill [text block] [Abstract]
Disclosure of intangible assets and goodwill [text block]

Note 9 - Intangible Assets

A.	Composition

				Customer
		Computer	Right of use	relationships
		software	in cellular	and
	Goodwill	and licenses	frequencies	brand names	Others	Total
	NIS	NIS	NIS	NIS	NIS	NIS

Cost
Balance as at January 1, 2018	3,066	2,006	480	7,479	221	13,252
Acquisitions or additions from
independent development	-	220	-	-	-	220
Disposals	-	(12)	-	-	-	(12)

Balance as at December 31, 2018	3,066	2,214	480	7,479	221	13,460

Balance as at January 1, 2019	3,066	2,214	480	7,479	221	13,460
Acquisitions or additions from
independent development	-	234	-	-	-	234
Disposals	-	-	-	-	-	-

Balance as at December 31, 2019	3,066	2,448	480	7,479	221	13,694

Amortization and impairment losses
Balance as at January 1, 2018	129	1,456	271	5,356	200	7,412
Amortization for the year	-	226	20	290	6	542
Impairment losses	659	104	-	505	11	1,279

Balance as at December 31, 2018	788	1,786	291	6,151	217	9,233

Balance as at January 1, 2019	787	1,786	291	6,151	217	9,232
Amortization for the year	-	175	19	113	2	309
Impairment losses	731	102	20	120	-	973

Balance as at December 31, 2019	1,518	2,063	330	6,384	219	10,514

Carrying amounts
As at January 1, 2018	2,937	550	209	2,123	21	5,840
As at December 31, 2018	2,278	428	189	1,328	4	4,227
As at December 31, 2019	1,548	385	150	1,095	2	3,180

B.	Total value of goodwill attributable to each cash-generating unit:

	December 31
	2018	2019
	NIS	NIS

Domestic fixed-line communications	1,548	1,548
Cellular communications	685	-
International communications and internet services	45	-

Total	2,278	1,548

C.	Goodwill impairment testing

For the purpose of impairment testing, goodwill is allocated to the Group’s cash generating units (“CGU”) which represent the lowest level within the Group at which the goodwill is monitored for internal management purposes. Several goodwill balances result from the requirement to recognize a deferred tax liability on business combination, calculated as the tax effect on the difference between the fair value of the acquired assets and liabilities, and their tax bases. For the purpose of testing this goodwill for impairment, any of the related deferred tax liabilities recognized on acquisition that remain at the balance sheet date are treated as part of the carrying amount of the relevant CGU. The annual impairment test date is December 31.

The recoverable amount of each CGU was calculated as the highest between its value in use and its fair value which was based on the Discounted Cash Flow method under the Income Approach.

Domestic fixed-line communications (Bezeq Fixed Line)

The value in use of the domestic fixed line cash-generating unit of the Bezeq Group was calculated by discounting future cash flows (DCF) based on a five-year cash flow forecast as at the end of the current period with the addition of the salvage value.

The cash flow forecast is based, among other things, on Bezeq’s performance in recent years and assessments regarding the expected trends in the fixed-line market in the coming years (the level of competition, retail and wholesale price levels, regulation aspects, and technological developments).

Main assumptions underlying the forecast: the continued decrease in revenues from telephony (the decrease in the number of lines and erosion of average revenue per line), the erosion in short- and medium-term revenue from internet, and the return to a direction of long-term growth (supported by market growth and based on internet services over a fiber network), and increase in revenue from data communication and transmission, cloud and digital. Operating expenses, sales, marketing, and investments were adjusted to the scope of activity in the segment and in general, this includes discount forecasts regarding a gradual reduction in the Company’s human resources and termination expenses and the resulting salary expenses and assumptions regarding the timing of the launch of the services based on the fiber network and regarding the deployment rate of the fiber infrastructure.

The nominal capital used in the valuation is 7.5% (after tax). In addition, a permanent growth rate of 0% was assumed.

The valuation was prepared by an external appraiser. Based on the valuation described above, the Group was not required to record an impairment loss for the domestic fixed-line communications cash-generating unit.

Cellular communications (Pelephone)

During the second quarter of 2019 the Company assessed the recoverable amount of the cellular communications CGU due to impairment indications which were mainly the high intensity of the competition in the cellular market in the short term and that a stable and certain gradual increase in prices will occur in the medium to long term. According to the valuation assessed during the second quarter of 2019, the Company recognized impairment losses in the amount of NIS 1,345 which were attributed to goodwill, fixed and intangible assets. Following changes that had a positive effect on the cellular segment, the recoverable amount of the cellular segment was reassessed in the fourth quarter of 2019 and the impairment loss was partially reversed. The impairment loss and subsequent reversal in the amount of NIS 370 were recognized in impairment losses on the statement of income.

As of December 31, 2019, value in use of the cellular communications cash-generating unit of the Bezeq Group was calculated by discounting future cash flows (DCF) based on a five-year cash flow forecast as at the end of the current period with the addition of the terminal value. The cash flow forecast is based, among other things, on Pelephone’s performance in recent years and assessments regarding the expected trends in the cellular market in the coming years (the level of competition, price level, regulation, and technological developments).

The main assumption underlying the forecast is that competition in the market will continue with high intensity in the short term and that stability and a certain increase will occur in the medium to long term. The revenues forecast is based on assumptions regarding the number of Pelephone subscribers, average revenue per user, and sales of terminal equipment. The forecast of expenses and investments is based, among other things, on assumptions regarding the number of Pelephone employees and the resulting salary expenses, while the other operating expenses and investments were adjusted to the projected volume of operations of Pelephone.

The circumstances that led to the recognition of an impairment loss were the lower revenues resulted from a lower ARPU forecast as a result of the price competition in the cellular market. The forecast also assumes a lower decrease in the expenses of the cellular telephone CGU, as a result of efficiency measures taken by management, however, it does not fully compensate for the expected decrease in the CGU’s revenues.

In November 2019, Pelephone signed a streamlining and synergy agreement for the period from November 2019 until June 2022, and as a result, the valuation as at December 31, 2019 included recognition of streamlining measures that were not taken into account in the previous valuation as at June 30, 2019 (since they were restructured).

The nominal capital price used in the valuation is 10.3% (after tax). In addition, a permanent growth rate of 2.5% was assumed.

The valuation was prepared by an external appraiser. Based on the above valuation the recoverable amount of Pelephone is NIS 1,402. Consequently, net impairment losses of NIS 975 were recognized during 2019 from which NIS 685 were attributable to goodwill. Due to the net impairment losses of the CGU during 2019, the recoverable amount is the same as the carrying amount. The net impairment losses were first allocated to goodwill and then to the other unit assets proportionately, based on the carrying amount of each group of assets with similar characteristics, other than for assets for which the estimated fair value is higher than or the same as the carrying amount.

Allocation of the net impairment losses to assets of Pelephone as at December 31, 2019:

NIS
Fixed assets	77
Intangible assets	122
Rights of use for leased assets	91
Goodwill	685
Net impairment recognized	975

Multi-channel television (DBS)

The results of the valuation of the multi-channel television cash-generating unit as at December 31, 2018 using the future discounted cash flow method (DCF) presented a value in use that is significantly lower than its carrying amount. Accordingly, the Group recognized an impairment loss of NIS 1,638 million in the multi-channel cash-generating unit, and in view of the negative value of the operations, the value of the non-current assets of DBS as at December 31, 2018 was determined as the higher of their fair value and zero.

The value in use of the multi-channel television cash-generating unit for Bezeq Group as at December 31, 2019 was calculated by discounting future cash flows (DCF) based on the seven-year cash flow forecast of DBS as at the end of the current period with the addition of the terminal value. The forecast period was chosen so that the representative year is the year following the estimated date for completion of the outline for the planned migration to internet-based broadcasting instead of satellite broadcasting, as set out below. The nominal capital price used in the valuation is 8.5% (after tax). In addition, a permanent growth rate of 0% was assumed.

The cash flow forecast was based, among other things, on the performance of DBS in recent years and assessments of the expected trends in the television market for the years ahead, including technology development, consumer preferences, competitors and the level of competition, price levels and regulatory obligations.

The main assumption underlying the forecast is that the relevant future technology will be interactive and two-way, and that a satellite product will be replaced by the IP product (television broadcasts over the internet) gradually, due to the growing gap in customer experience. As a result, the multi-year forecast reflects a plan for gradual migration (from satellite broadcasts to OTT internet streaming), and accordingly, assumptions include a gradual replacement of satellite converters with IP converters, upgrade of the broadcasting infrastructure, construction of a support system for customer service, and adaptation of content contracts for OTT broadcasts . As set out above, the forecast period reflects the period of migration from satellite broadcasts to OTT broadcasts, until complete discontinuation of satellite broadcasts. These circumstances, together with expectations for the continuation of intense competition throughout the forecast period and the relatively rigid expenditure structure, resulted in a forecast of significant operational losses and a significant negative cash flow in the coming years, and a low negative cash flow, close to a balance, is expected at the end of the forecast period in the technology and business model of DBS. It should be noted that the plan will be implemented together with an ongoing assessment of market conditions, competition, and the technological environment, and the adjustments that will be required as a result.

The valuation was prepared by an external appraiser. Based on the valuation as described above, the total value of the operations of DBS is negative, amounting to NIS 581 (as at December 31, 2018, a negative value of operations amounting to NIS 871). In view of the negative value of the operations, as at December 31, 2019, the value of the non-current assets of DBS was determined as the higher of their fair value and zero, the same as at the end of 2018.

Accordingly, the Group recognized an impairment loss of NIS 362 in 2019. The impairment loss was attributed to the assets of DBS, as set out below, and was included under depreciation, amortization and impairment, and under general and operating expenses in the statement of income, as set out in Note 3.11. above.

Allocation of impairment loss to Group assets recognized in the financial statements for 2019:

NIS
Broadcasting rights - less rights utilized (presented under operating and general expenses)	202
Fixed assets (presented under depreciation, amortization and impairment)	117
Intangible assets (presented under depreciation, amortization and impairment)	44
Rights of use in leased property (reduced expense presented under depreciation, amortization and impairment)	(1)
Total impairment recognized	362

Allocation of impairment loss to Group assets recognized in the financial statements for 2018:

NIS
Broadcasting rights, net of rights exercised	403
Fixed assets	559
Intangible assets	106
Subscriber acquisition (assessed under IFRS 15)	29
Rights of use for leased assets	3
Total impairment recognized in the statements of DBS	1,100
Customer relations and branding	505
Goodwill	33
Total impairment loss of assets	1,638
Write-off of deferred tax attributed to customer relations and branding	(114)
Total impairment loss of multi-channel television cash-generating unit after tax	1,524

Below is information about the Group’s method for measuring the fair value of the assets of DBS, which were impaired as set out above:

Broadcasting rights: Measurement of the fair value of broadcasting rights took into account legal restrictions on their sale and based on the production stage, the probability of sale, and the expected rate of return on the investment in them.

Property, plants and equipment: The fair value of fixed asset items that are available for sale to a market participant (mainly converters) is based on their estimated selling value on the valuation date less selling costs.

Intangible assets: Material fair value was not attributed to the intangible assets of DBS, since most of the software and licenses of DBS were uniquely adapted to DBS, and therefore they have no material value in a transaction between a willing buyer and a willing seller.

Rights of use for leased assets: The fair value of right-of-use assets is affected by the ability to lease the asset underlying the lease to a third party, the lease fees of the property on the market, and the exit penalties in the lease contract.

International communications and Internet services (Bezeq International)

The value in use of the international communications, ISP and NEP services cash-generating unit for Bezeq Group was calculated by discounting future cash flows (DCF) based on a five-year cash flow forecast as at the end of the current period with the addition of the salvage value.

The cash flow forecast is based, among other things, on Bezeq International’s performance in recent years and assessments regarding the expected trends in the markets in which it operates in the coming years (the level of competition, price level, regulation, and technological developments).

The revenue forecast is based on assumptions regarding the number of Bezeq International internet subscribers and the average revenue per subscriber, Bezeq International’s operations in the international communications market, and its development in communications services for businesses. The expense forecast is based, among other things, on assumptions regarding the extent of the decrease in the number of Bezeq International employees and the related salary expenses and the assumptions regarding the development of internet traffic costs (retail and wholesale prices and development of television broadcasts over the internet in general, and the expected migration of DBS from satellite television broadcasts to television broadcasts over the internet in particular). The other operating expenses and level of investments were adjusted to the forecasted scope of Bezeq International’s operations.

The nominal capital price used in the valuation is 9.7% (after tax). In addition, a permanent growth rate of 0.7% was assumed.

The valuation was prepared by an external appraiser. Based on the above valuation, Bezeq International CGU recoverable amount is NIS 652. Consequently, impairment losses of NIS 298 were recognized of which NIS 45 were attributable to goodwill. Due to the impairment of the CGU, the recoverable amount is the same as the carrying amount. The impairment loss was first attributed to goodwill and then to the other unit assets proportionately, based on the carrying amount of each group of assets with similar characteristics, other than for assets for which the estimated fair value is higher than or the same as the carrying amount.

The circumstances that led to the recognition of an impairment loss are the lower revenues resulted from the fierce competition in the Internet Service Provider market along with the wholesale market and lower revenues from the International Long-Distance market. The forecast also assumes a lower decrease in the expenses of the CGU, as a result of efficiency measures taken by management, however, it does not fully compensate for the expected decrease in the CGU’s revenues.

Allocation of the impairment loss to assets of Bezeq International as at December 31, 2019:

NIS
Fixed assets	65
Intangible assets	71
Long-term prepaid expenses for capacity	81
Rights of use for leased assets	36
Goodwill	45
Total impairment recognized	298